SUPPLEMENT DATED SEPTEMBER 4, 2007
          TO THE ALLIANZ VISION(SM) NEW YORK VARIABLE ANNUITY PROSPECTUS
                              DATED AUGUST 31, 2007

                                    ISSUED BY
 ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE OF NY VARIABLE
                                   ACCOUNT C

              THIS SUPPLEMENT UPDATES INFORMATION IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED
                              FOR FUTURE REFERENCE.

Allianz Life of New York is temporarily waiving the additional M&E charge that is assessed for the Contract's optional Lifetime Plus Benefit. This waiver will apply to Contracts issued during a limited period. For the affected Contracts, the waiver will be in effect for a period of two years from the Lifetime Plus Benefit rider effective date. The Lifetime Plus Benefit rider can only be elected at Contract Issue or on a Contract Anniversary.


The current additional M&E charge that is temporarily being waived is:


   Lifetime Plus Benefit with Single Lifetime Plus Payments.........     0.70%
   Lifetime Plus Benefit with Joint Lifetime Plus Payments..........     0.85%


                                                                   PRO-008-0507